NATIXIS FUNDS TRUST II

May 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II

(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statements of Additional Information, each dated May 1, 2025, for the Loomis Sayles Strategic Alpha Fund, Natixis Oakmark Fund and Vaughan Nelson Mid Cap Fund, each a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 242 that was filed electronically on April 29, 2025.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours, /s/ John DelPrete
John DelPrete
Assistant Secretary